Note 27 - Group Entities - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018
Kunhoo Software [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Kunhoo Software Limited [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Kunhoo Software S.a.r.l [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Kunhoo Software AS [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software AS [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software Holdings [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software Americas [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software Ireland Limited [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Hern Labs AB [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software International AS [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software Netherlands BV [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software India Private Limited [Member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software Poland [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Opera Software Technology (Beijing) [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
Beijing Yuega Software Tech. Srvc. Co. Ltd [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[1]
Opesa South Afri Ca (Pty) Limited [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
O-Play Digital Services [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%
O-Play Kenya Limited [member]
Statement Line Items [Line Items]
Subsidiaries	80.00%
Phoneservice Technologies [member]
Statement Line Items [Line Items]
Subsidiaries	80.00%
O-Play Zambia Limited [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
LLC Microcredit Company O-Pay [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
Neofin Mailane [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
Opay Finance India [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
Blue Ridge Micro Finance Bank [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
Oplay Digital Services SA [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
PT Opay Finance Services [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
PT lnpesa Digital Teknologi [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[3]
TenSpot Kenya Limited [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]
PC Financial Services Pvt [member]
Statement Line Items [Line Items]
Subsidiaries	100.00%	[2]

[1]	Variable Interest Entity (VIE) contractually controlled by the Group.
[2]	Entities were incorporated in 2018.
[3]	VIE established in February 2018, contractually controlled by the Group.